OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employee and payroll accruals	$ 4,733	$ 4,256
Government authorities	416	1,027
Provision for warranty	446	463
Accrued expenses	1,564	1,283
Related party	52	52
Foreign currency derivatives		213
Others	40	146
Other current liabilities	$ 7,251	$ 7,440